Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
U.K. R&D tax credit	$ 17,032	$ 11,503
Prepaid tax	1,927	842
Other current assets	4,312	2,999
Prepaid expenses and other current assets	$ 23,271	$ 15,344